May 01, 2021
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Global Income Fund

Supplement Dated July 23, 2021
to the Prospectus Dated May 1, 2020
This Supplement updates certain information in the Prospectus for the LVIP Global Income Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free
1-800-4LINCOLN
(454-6265)
or at
www.lfg.com/lvip.
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on June
7-8,
2021, the Board approved the appointment of Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) as a new
sub-adviser
to the Fund, effective on or about August 17, 2021 (the “Effective Date”). AllianzGI U.S. will replace Franklin Advisers, Inc. (“Franklin Advisers”) in providing sub-advisory
services to the Fund.
As of the Effective Date, the Fund’s Prospectus is revised as follows:

1.	All references to, and information regarding, Franklin Advisers in the Fund’s Prospectus are deleted in their entirety.

2.	The following replaces paragraphs 4 and 6, respectively, under the heading Principal Investment Strategies on page 2:
Lincoln Investment Advisors Corporation (the “Adviser”) serves as the Fund’s investment adviser. Mondrian Investment Partners Limited (“Mondrian”) and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) serve as the Fund’s sub-advisers.
Each
sub-adviser
is responsible for the
day-today
management of the portion of the Fund’s assets that the Adviser allocates to the sub-adviser.
Such allocations are subject to change at the discretion of the Adviser.
AllianzGI U.S.’s approach in selecting investments for the Fund is oriented to country and currency selection, driven by a philosophy that focuses on healthy entities and issuers with fundamental debt dynamics that offer attractive relative value. AllianzGI U.S. takes an unbiased global investment perspective designed to capture the most promising opportunities across global bond and currency markets. The strategy objectives include income generation, capital appreciation and efficient risk utilization. In order to manage the key risk exposures of the strategy, AllianzGI U.S. may use various derivative instruments and physical cash bond positions to hedge and manage the portfolio.
5.	The following replaces paragraphs 6, 10, and 11, respectively, under the heading Investment Objective and Principal Investment Strategies beginning on page 6:
Lincoln Investment Advisors Corporation (the “Adviser”) serves as the Fund’s investment adviser. Mondrian Investment Partners Limited (”Mondrian“) and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) serve as the Fund’s sub-advisers.
Each
sub-adviser
is responsible for the
day-today
investment management of the portion of the Fund’s assets that the Adviser allocates to the sub-adviser.
Such allocations are subject to change at the discretion of the Adviser.
AllianzGI U.S.’s approach in selecting investments for the Fund is oriented to country and currency selection, driven by a philosophy that focuses on healthy entities and issuers with fundamental debt dynamics that offer attractive relative value. AllianzGI U.S. believes that entities whose financial health is improving relative to others will provide the highest total returns, and that entities with healthy debt and saving dynamics, or that are recovering from a period of deterioration in their debt profile, will outperform entities with poor debt dynamics. The strategy objectives include income generation, capital appreciation and efficient risk utilization.
The proprietary Relative Value Framework, a tool used to anchor portfolio positioning, is at the core of AllianzGI U.S.’s investment process. AllianzGI U.S. analyzes relative value by combining a dispassionate quantitative assessment of economic fundamentals with a qualitative investment overlay. The framework inputs include fundamental metrics that help AllianzGI U.S. analyze country health and valuations by taking into consideration a number of macroeconomic factors. A qualitative overlay is applied to assess structural and cyclical economic drivers, as well as monetary policy dynamics and political risks. The framework then seeks to identify stable or improving issuers on a relative basis. AllianzGI U.S. believes that understanding the direction-of-travel
of an issuer’s debt dynamics is key, especially in the context of identifying turning points in economic cycles.
In order to manage the key risk exposures of the strategy, AllianzGI U.S. may use various derivative instruments and physical cash bond positions to hedge and manage the portfolio.